Summary of Significant Accounting Policies - Recently Issued Accounting Standards (Detail) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Adjustment to retained earnings	$ 496,476	$ 496,476	$ 473,921	$ 424,239	$ 473,942
Cost of goods sold			12,080	$ 12,606
Difference between revenue guidance before and after 606 | ASU 2014-09
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Adjustment to retained earnings					$ 21
Acceleration of revenue	$ (100)	$ (400)
Pro forma | Difference between revenue guidance before and after 606 | ASU 2014-09
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Adjustment to retained earnings			500
Acceleration of revenue			1,500
Cost of goods sold			500
Reserve for returns			$ 1,500